Related parties	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
The parties related to Grupo Santander are deemed to include, in addition to its subsidiaries, associates and joint ventures, Banco Santander’s key management personnel (the members of its board of directors and the executive vice presidents, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.
Following is a detail of the transactions performed by Grupo Santander with its related parties in the first six months of 2025 and 2024, distinguishing between significant shareholders, members of Banco Santander’s board of directors, Banco Santander’s executive vice presidents, Grupo Santander entities and other related parties. Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognised:

	EUR million
	30-06-2025
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	60	2	62
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	51	1	52
	—	—	111	3	114
Income
Finance income	—	—	221	4	225
Dividends received	—	—	—	—	—
Services rendered	—	—	15	—	15
Sale of stocks	—	—	—	—	—
Other income	—	—	666	1	667
	—	—	902	5	907

	EUR million
	30-06-2025
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	3	281	111	395
Financing agreements: loans and capital contributions (borrower)	—	(5)	(424)	162	(267)
Guarantees provided	—	2	7	4	13
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	27	(7)	20
Dividends and other distributed profit	—	3	—	33	36
Other transactions	—	—	(204)	(3)	(207)

	EUR million
	30-06-2025
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	17	10,438	332	10,787
Other collection rights	—	—	389	2	391
	—	17	10,827	334	11,178
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	11	2,614	454	3,079
Other payment obligations	—	—	172	—	172
	—	11	2,786	454	3,251

	EUR million
	30-06-2024
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	75	2	77
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	97	—	97
	—	—	172	2	174
Income
Finance income	—	—	249	4	253
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	798	1	799
	—	—	1,047	5	1,052

	EUR million
	30-06-2024
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	—	363	50	413
Financing agreements: loans and capital contributions (borrower)	—	(2)	545	84	627
Guarantees provided	—	—	8	(291)	(283)
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	44	2	46
Dividends and other distributed profit	—	2	—	17	19
Other transactions	—	—	(127)	—	(127)

	EUR million
	31-12-2024
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors		—	—	—	—
Loans and credits granted		14	10,157	221	10,392
Other collection rights		—	625	5	630
	—	14	10,782	226	11,022
Credit balances:
Suppliers and creditors granted		—	—	—	—
Loans and credits received		16	3,038	292	3,346
Other payment obligations		—	205	—	205
	—	16	3,243	292	3,551